ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
               ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND

                               A, B, and C Shares

            Supplement dated February 3, 2006 to the Prospectus dated
                  October 1, 2005, as previously supplemented.

       This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND ON PAGE 29 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                           MULTI-FACTOR SMALL CAP
                                                GROWTH FUND
                                          CLASS A        CLASS C
    Investment Advisory Fees(5,9)          1.00%          1.00%
    ------------------------------------ ------------- -------------
    Distribution
    (12b-1) Fees                           0.08%(7)       0.75%
    ------------------------------------ ------------- -------------
    Other Expenses:
    ------------------------------------ ------------- -------------
       Shareholder Servicing Fees(8)       0.25%          0.25%
    ------------------------------------ ------------- -------------
       Other(10)                           0.30%          0.30%
    ------------------------------------ ------------- -------------
    Total Other Expenses                   0.55%          0.55%
    ------------------------------------ ------------- -------------
    Total Annual Fund
    Operating Expenses(5)                  1.63%          2.30%
    ------------------------------------ ------------- -------------

         THE FOLLOWING INFORMATION IS ADDED AFTER THE SECOND TABLE IN FOOTNOTE 5 ON PAGE 31 OF THE PROSPECTUS:

                  The Adviser voluntarily has agreed to waive a portion of the Investment Advisory Fee for Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Focused Value Funds in order to maintain Total Annual Fund Operating Expenses at the following levels:

                                                      TOTAL          TOTAL
                             FUND                    EXPENSES       EXPENSES
                                                    (CLASS A)      (CLASS C)
          Multi-Factor Small Cap Core Fund            1.20%          1.87%
          Multi-Factor Small Cap Growth Fund          1.20%          1.87%
          Multi-Factor Small Cap Focused
          Value Fund                                  1.48%          2.15%


 THE PORTION OF THE TABLE PERTAINING TO THE MULTI-FACTOR SMALL CAP GROWTH FUND UNDER THE HEADING "EXAMPLES" ON PAGES 33 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

MULTI-FACTOR SMALL CAP GROWTH FUND
    Class A Shares                           $707      $1,036      N/A      N/A
    Class C Shares(1)                         333         718      N/A      N/A
    Class C Shares(2)                         233         718      N/A      N/A
(1)If you sell your shares at the end of the period.
(2)If you do not sell your shares at the end of the period.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
               ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND

                                    I Shares

            Supplement dated February 3, 2006 to the Prospectus dated
                  October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction
                              with the Prospectus.
FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND ON PAGE 29 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                          MULTI-FACTOR
                                            SMALL CAP
                                           GROWTH FUND
    Investment Advisory Fees(2,6)                1.00%
    ---------------------------------------------------
    Distribution
    (12b-1) Fees(4)                              0.08%
    ---------------------------------------------------
    Other Expenses(5)                            0.30%
    ---------------------------------------------------
    Total Annual Fund Operating
    Expenses(2)                                  1.38%


         THE FOLLOWING INFORMATION IS ADDED AFTER THE SECOND TABLE IN FOOTNOTE 2 ON PAGE 31 OF THE PROSPECTUS:

                  The Adviser voluntarily has agreed to waive a portion of the Investment Advisory Fee for Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Focused Value Funds in order to maintain Total Annual Fund Operating Expenses at the following levels:

                                                           TOTAL
                             FUND                         EXPENSES
          Multi-Factor Small Cap Core Fund                 0.95%
          Multi-Factor Small Cap Growth Fund               0.95%
          Multi-Factor Small Cap Focused
          Value Fund                                       1.23%

 THE PORTION OF THE TABLE PERTAINING TO THE MULTI-FACTOR SMALL CAP GROWTH FUND UNDER THE HEADING "EXAMPLES" ON PAGE 32 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

MULTI-FACTOR SMALL CAP GROWTH FUND          $140       $437       N/A       N/A


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
               ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND

                                    R Shares

            Supplement dated February 3, 2006 to the Prospectus dated
                  October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction
                              with the Prospectus.

FUND FEES AND EXPENSES

         EFFECTIVE JANUARY 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND ON PAGE 29 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                       MULTI-FACTOR
                                         SMALL CAP
                                        GROWTH FUND
Investment Advisory Fees(2,4)                1.00%
---------------------------------------------------
Distribution
(12b-1) Fees                                 0.60%
---------------------------------------------------
Other Expenses(5)                            0.30%
---------------------------------------------------
Total Annual Fund
Operating Expenses(2)                        1.90%

         THE FOLLOWING INFORMATION IS ADDED AFTER THE SECOND TABLE IN FOOTNOTE 2 ON PAGE 31 OF THE PROSPECTUS:

                  The Adviser voluntarily has agreed to waive a portion of the Investment Advisory Fee for Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Focused Value Funds in order to maintain Total Annual Fund Operating Expenses at the following levels:

                                                           TOTAL
                             FUND                         EXPENSES
          Multi-Factor Small Cap Core Fund                 1.47%
          Multi-Factor Small Cap Growth Fund               1.47%
          Multi-Factor Small Cap Focused
          Value Fund                                       1.75%

THE PORTION OF THE TABLE PERTAINING TO THE MULTI-FACTOR SMALL CAP GROWTH FUND UNDER THE HEADING "EXAMPLES" ON PAGE 32 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

MULTI-FACTOR SMALL CAP GROWTH FUND
    Class R Shares(1)                  $268         $597         N/A        N/A
    Class R Shares(2)                   193          597         N/A        N/A


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE